FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Level 1
Financial Assets:
Interest bearing deposits with banks	€ 1,504	€ 1,615
Loans at amortized cost, net of allowance	0	0
Financial Liabilities:
Deposits at amortized cost	28,137	26,245
Long-term debt at amortized cost	0	0
Level 2
Financial Assets:
Interest bearing deposits with banks	145	452
Loans at amortized cost, net of allowance	0	0
Financial Liabilities:
Deposits at amortized cost	14,894	24,954
Long-term debt at amortized cost	1,422	977
Level 3
Financial Assets:
Interest bearing deposits with banks	0	0
Loans at amortized cost, net of allowance	35,846	36,640
Financial Liabilities:
Deposits at amortized cost	0	0
Long-term debt at amortized cost	0	0
Total assets / liabilities at fair value
Financial Assets:
Interest bearing deposits with banks	1,649	2,067
Loans at amortized cost, net of allowance	35,846	36,640
Financial Liabilities:
Deposits at amortized cost	43,031	51,199
Long-term debt at amortized cost	1,422	977
Carrying Reported Amount Fair Value Disclosure [Member]
Financial Assets:
Interest bearing deposits with banks	1,655	2,072
Loans at amortized cost, net of allowance	35,828	37,506
Financial Liabilities:
Deposits at amortized cost	42,983	51,143
Long-term debt at amortized cost	€ 1,398	€ 975